Commitments, contingencies and guarantees	12 Months Ended
Sep. 30, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Commitments, contingencies and guarantees
Commitments, contingencies and guarantees

a)	Commitments
As at September 30, 2019, the Company is committed under the terms of operating leases with various expiration dates up to 2033, primarily for the rental of premises and computer equipment used in managed IT and business process services contracts, in the aggregate amount of approximately $847,502,000, excluding costs for services and taxes.
The future minimum lease payments under non-cancellable operating leases are due as follows:

$
Less than one year	188,121
Between one and two years	155,531
Between two and five years	332,619
Beyond five years	171,231

The majority of the lease agreements are renewable at the end of the lease period at market rates. The lease expenditure charged to earnings during the year was $196,494,000 ($185,292,000 in 2018), net of subleases income of $2,746,000 ($12,560,000 in 2018). As at September 30, 2019, the total future minimum sublease payments expected to be received under non-cancellable subleases were $8,631,000 ($4,075,000 as at September 30, 2018).

29.	Commitments, contingencies and guarantees (continued)

a)	Commitments (continued)
The Company entered into long-term service and other agreements representing a total commitment of $211,845,000. Minimum payments under these agreements are due as follows:

$
Less than one year	113,840
Between one and two years	79,252
Between two and five years	18,753

b)	Contingencies
From time to time, the Company is involved in legal proceedings, audits, litigation and claims which primarily relate to tax exposure, contractual disputes and employee claims arising in the ordinary course of its business. Certain of these matters seek damages in significant amounts and will ultimately be resolved when one or more future events occur or fail to occur. Although the outcome of such matters is not predictable with assurance, the Company has no reason to believe that the disposition of any such current matter could reasonably be expected to have a materially adverse impact on the Company’s financial position, results of operations or the ability to carry on any of its business activities. Claims for which there is a probable unfavourable outcome are recorded in provisions.
In addition, the Company is engaged to provide services under contracts with the U.S. Government. The contracts are subject to extensive legal and regulatory requirements and, from time to time, agencies of the U.S. Government investigate whether the Company’s operations are being conducted in accordance with these requirements. Generally, the Government has the right to change the scope of, or terminate, these projects at its convenience. The termination or reduction in the scope of a major government project could have a materially adverse effect on the results of operations and the financial condition of the Company.

c)	Guarantees
Sale of assets and business divestitures
In connection with the sale of assets and business divestitures, the Company may be required to pay counterparties for costs and losses incurred as the result of breaches in contractual obligations, representations and warranties, intellectual property right infringement and litigation against counterparties, among others. While some of the agreements specify a maximum potential exposure of approximately $8,871,000 in total, others do not specify a maximum amount or limited period. It is not possible to reasonably estimate the maximum amount that may have to be paid under such guarantees. The amounts are dependent upon the outcome of future contingent events, the nature and likelihood of which cannot be determined at this time. No amount has been accrued in the consolidated balance sheets relating to this type of indemnification as at September 30, 2019. The Company does not expect to incur any potential payment in connection with these guarantees that could have a materially adverse effect on its consolidated financial statements.
Other transactions
In the normal course of business, the Company may provide certain clients, principally governmental entities, with bid and performance bonds. In general, the Company would only be liable for the amount of the bid bonds if the Company refuses to perform the project once the bid is awarded. The Company would also be liable for the performance bonds in the event of default in the performance of its obligations. As at September 30, 2019, the Company had committed a total of $33,658,000 of these bonds. To the best of its knowledge, the Company is in compliance with its performance obligations under all service contracts for which there is a bid or performance bond, and the ultimate liability, if any, incurred in connection with these guarantees, would not have a materially adverse effect on the Company’s consolidated results of operations or financial condition.
Moreover, the Company has letters of credit for a total of $70,720,000 in addition to the letters of credit covered by the unsecured committed revolving credit facility (Note 13). These guarantees are required in some of the Company’s contracts with customers.